Capital structure and financing - C.3. Debt and financing (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 COP ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Total non-current financing	$ 4,291			$ 3,742
Less: portion payable within one year	(168)			(142)
Debt and financing – non-current	4,123			3,600	[1]
Total non-current financing due after more than one year	289			43
Debt and financing – current	458			185	[1]
Borrowings	4,580			3,785
Millicom International Cellular S.A. (Luxembourg)
Disclosure of detailed information about borrowings [line items]
Borrowings	1,770			1,255
Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings	1,016			1,130
Paraguay
Disclosure of detailed information about borrowings [line items]
Borrowings	504			488
Bolivia
Disclosure of detailed information about borrowings [line items]
Borrowings	317			352
Panama
Disclosure of detailed information about borrowings [line items]
Borrowings	261			0
Tanzania (excluding Zantel)
Disclosure of detailed information about borrowings [line items]
Borrowings	201			217
Rwanda
Disclosure of detailed information about borrowings [line items]
Borrowings	0			50
Chad
Disclosure of detailed information about borrowings [line items]
Borrowings	64			70
Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings	148			76
El Salvador
Disclosure of detailed information about borrowings [line items]
Borrowings	299			147
Bilateral Facility With IIC [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings face amount		$ 50	$ 144,054.5
Borrowings, interest rate		9.45%	9.45%
Bonds
Disclosure of detailed information about borrowings [line items]
Total non-current financing	2,501			2,147
Total non-current financing due after more than one year	0			0
Banks
Disclosure of detailed information about borrowings [line items]
Total non-current financing	1,324			1,158
Total non-current financing due after more than one year	289			40
Finance lease liabilities
Disclosure of detailed information about borrowings [line items]
Total non-current financing	353			362
Total non-current financing due after more than one year	0			3
Other Borrowings
Disclosure of detailed information about borrowings [line items]
Total non-current financing	113			74
Total non-current financing due after more than one year	$ 0			$ 0

[1]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.